Income and social contribution taxes - Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Assets - Deferred income and social contribution taxes on:
Provision for losses with assets		R$ 43,763	R$ 41,467
Provisions for tax, civil and labor risks		149,635	188,495
Provision for post-employment benefits		73,698	76,166
Provision for differences between cash and accrual basis	[1]	89,166	19,483
Goodwill		32,747	10,317
Provision for asset retirement obligation		12,593	13,472
Operating provisions		61,311	60,120
Provision for profit sharing and bonus		97,240	76,880
Leases payable		583,232	499,988
Provision for deferred revenue		710	450
Acquisition of shares from shareholders		82,128	0
Other temporary differences		193,988	115,753
Tax losses and negative basis for social contribution carryforwards		529,868	510,780
Total		1,950,079	1,613,371
Offsetting liability balance		(942,788)	(676,430)
Net balances presented in assets		1,007,291	936,941
Liabilities - Deferred income and social contribution taxes on:
Leases payable		484,879	406,173
Provision for differences between cash and accrual basis	[1]	268,466	194,846
Change in fair value of subscription warrants		2,127	7,611
Goodwill on investments		28,480	28,771
Business combination - fair value of assets		573,793	52,781
Provision for indemnification		88,854	14,063
Other temporary differences		134,086	105,010
Total		1,580,685	809,255
Offsetting asset balance		(942,788)	(676,430)
Net balances presented in liabilities		R$ 637,897	R$ 132,825

[1]	refers mainly to the income and social contribution taxes on foreign exchange variation of the derivative instruments.